Related Party Transactions (Details Narrative) $ in Thousands	1 Months Ended				3 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2019 shares	Jun. 30, 2018 shares	Aug. 31, 2017 shares	Jan. 31, 2017 CAD ($)	Mar. 31, 2017 CAD ($)	Jun. 30, 2018 shares	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 shares
Disclosure of transactions between related parties [line items]
Special cash distribution to shareholders | $				$ 387,200			$ 387,200
Number of options granted							3,692,372
Contributions made to defined benefit pension plans | $							$ 5,700	$ 7,700
Performance Vesting Option Plans [Member]
Disclosure of transactions between related parties [line items]
Number of options granted
Number of option exchange			805,835
Time Vesting Option Plans [Member]
Disclosure of transactions between related parties [line items]
Number of options granted							522,372	3,692,372
Number of option exchange			805,835
Performance Unvesting Option Plans [Member]
Disclosure of transactions between related parties [line items]
Number of option exchange			715,383
Time Unvesting Option Plans [Member]
Disclosure of transactions between related parties [line items]
Number of options granted			715,383
USD
Disclosure of transactions between related parties [line items]
Special cash distribution to shareholders | $					$ 387,200
USD | Red Isle Private Investment Inc. [Member]
Disclosure of transactions between related parties [line items]
Special cash distribution to shareholders | $					138,500
USD | Loral Holdings Corporation [Member]
Disclosure of transactions between related parties [line items]
Special cash distribution to shareholders | $					$ 242,700
Non-Voting Participating Preferred Shares [Member]
Disclosure of transactions between related parties [line items]
Number of options granted						95,363			7,000
Key Management Personnel Of Entity Or Parent [Member]
Disclosure of transactions between related parties [line items]
Share appreciation exercised	40,269	95,363
Shares restricted units							66,667
Number of shares issued							3,630,000
Description of vesting peiod							Telesat issued 500,000 time-vesting options to certain key management personnel, which vest over a five-year period.	Telesat issued 3,630,000 time-vesting options to certain key management personnel. Of this balance, 2,850,000 options vest over a five-year period, while 780,000 vest over a three-year period. In addition, 200,000 restricted share units were granted during 2018 which vest over a three-year period and are expected to be settled with Non-Voting Participating Preferred shares.
Key Management Personnel Of Entity Or Parent [Member] | Time Vesting Option Plans [Member]
Disclosure of transactions between related parties [line items]
Number of options granted			682,550
Key Management Personnel Of Entity Or Parent [Member] | Time Unvesting Option Plans [Member]
Disclosure of transactions between related parties [line items]
Number of options granted			613,316
Description of vesting peiod			A portion of the new unvested time-vesting options will vest upon the next anniversary date of the option holder with the remainder vesting evenly over a three-year period commencing on the sixth anniversary date.
Key Management Personnel Of Entity Or Parent [Member] | Non-Voting Participating Preferred Shares [Member]
Disclosure of transactions between related parties [line items]
Share appreciation exercised		39,488
Key Management Personnel Of Entity Or Parent [Member] | Non-Voting Participating Preferred Shares [Member]
Disclosure of transactions between related parties [line items]
Share appreciation exercised	14,846
Shares restricted units							30,980